John Hancock
Mid Cap Growth Fund
Quarterly portfolio holdings 12/31/2022

Fund’s investments
As of 12-31-22 (unaudited)
	Shares	Value
Common stocks 97.5%		$1,301,948,352
(Cost $1,389,381,650)
Communication services 5.2%		69,638,488
Entertainment 3.8%
Live Nation Entertainment, Inc. (A)	228,386	15,927,640
Spotify Technology SA (A)	307,622	24,286,757
Take-Two Interactive Software, Inc. (A)	96,642	10,063,331
Interactive media and services 1.4%
ZoomInfo Technologies, Inc. (A)	643,001	19,360,760
Consumer discretionary 19.8%		264,934,684
Auto components 0.7%
Mobileye Global, Inc., Class A (A)(B)	264,166	9,261,660
Automobiles 1.9%
Thor Industries, Inc. (B)	335,665	25,339,351
Hotels, restaurants and leisure 7.2%
Aramark	341,492	14,117,279
Domino’s Pizza, Inc.	109,314	37,866,370
DraftKings, Inc., Class A (A)(B)	1,262,122	14,375,570
Las Vegas Sands Corp. (A)	446,598	21,467,966
Texas Roadhouse, Inc.	90,928	8,269,902
Household durables 2.0%
Lennar Corp., A Shares	289,558	26,204,999
Internet and direct marketing retail 0.4%
Etsy, Inc. (A)	50,063	5,996,546
Specialty retail 4.7%
Ross Stores, Inc.	210,832	24,471,270
Ulta Beauty, Inc. (A)	81,452	38,206,690
Textiles, apparel and luxury goods 2.9%
Lululemon Athletica, Inc. (A)	122,845	39,357,081
Consumer staples 1.0%		13,519,998
Beverages 1.0%
Celsius Holdings, Inc. (A)	129,950	13,519,998
Energy 4.6%		61,355,577
Oil, gas and consumable fuels 4.6%
Cheniere Energy, Inc.	102,305	15,341,658
Diamondback Energy, Inc.	108,873	14,891,649
Pioneer Natural Resources Company	64,522	14,736,180
Targa Resources Corp.	222,940	16,386,090
Financials 3.5%		46,524,354
Capital markets 3.5%
Ares Management Corp., Class A	267,692	18,320,840
Tradeweb Markets, Inc., Class A	434,368	28,203,514
Health care 22.7%		302,713,692
Biotechnology 2.9%
Exact Sciences Corp. (A)	468,998	23,220,091
United Therapeutics Corp. (A)	53,606	14,907,293
Health care equipment and supplies 11.0%
DexCom, Inc. (A)	481,134	54,483,614
2	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Inspire Medical Systems, Inc. (A)	101,871	$25,659,267
Insulet Corp. (A)	166,453	49,002,099
Shockwave Medical, Inc. (A)	89,565	18,415,460
Health care technology 3.2%
Veeva Systems, Inc., Class A (A)	263,323	42,495,066
Life sciences tools and services 4.5%
Agilent Technologies, Inc.	302,192	45,223,033
Medpace Holdings, Inc. (A)	67,912	14,425,188
Pharmaceuticals 1.1%
Jazz Pharmaceuticals PLC (A)	93,419	14,882,581
Industrials 11.9%		158,351,034
Aerospace and defense 0.7%
Curtiss-Wright Corp.	54,270	9,062,547
Building products 2.3%
Johnson Controls International PLC	482,860	30,903,040
Construction and engineering 2.1%
Fluor Corp. (A)	408,771	14,168,003
MasTec, Inc. (A)	154,825	13,211,217
Machinery 2.4%
The Middleby Corp. (A)	130,329	17,451,053
The Toro Company	122,665	13,885,678
Professional services 3.2%
CoStar Group, Inc. (A)	557,037	43,047,819
Trading companies and distributors 1.2%
WESCO International, Inc. (A)	132,761	16,621,677
Information technology 24.4%		325,266,046
Communications equipment 3.5%
Arista Networks, Inc. (A)	379,642	46,069,557
Electronic equipment, instruments and components 2.0%
Flex, Ltd. (A)	1,222,622	26,237,468
IT services 6.0%
Block, Inc. (A)	372,423	23,403,061
ExlService Holdings, Inc. (A)	110,873	18,785,212
Gartner, Inc. (A)	41,036	13,793,841
Okta, Inc. (A)	349,430	23,876,552
Semiconductors and semiconductor equipment 5.1%
First Solar, Inc. (A)	85,289	12,775,439
MKS Instruments, Inc.	158,051	13,391,661
SolarEdge Technologies, Inc. (A)	98,224	27,823,912
Universal Display Corp.	136,153	14,709,970
Software 7.8%
Five9, Inc. (A)	227,427	15,433,196
Paycom Software, Inc. (A)	138,695	43,038,445
RingCentral, Inc., Class A (A)	254,247	9,000,344
Workday, Inc., Class A (A)	220,686	36,927,388
Materials 3.6%		48,429,015
Chemicals 3.6%
Albemarle Corp.	143,409	31,099,676
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MID CAP GROWTH FUND	3

	Shares	Value
Materials (continued)
Chemicals (continued)
CF Industries Holdings, Inc. (B)	203,396	$17,329,339
Real estate 0.8%		11,215,464
Equity real estate investment trusts 0.8%

AvalonBay Communities, Inc.	69,437	11,215,464

Preferred securities 0.7%		$8,987,785
(Cost $9,360,258)
Information technology 0.7%		8,987,785
Software 0.7%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	6,006,683
Lookout, Inc., Series F (A)(C)(D)	392,767	2,981,102

	Yield (%)	Shares	Value
Short-term investments 3.9%			$52,532,501
(Cost $52,529,054)
Short-term funds 3.9%			52,532,501
John Hancock Collateral Trust (E)	4.2988(F)	2,179,408	21,784,925
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0954(F)	30,747,576	30,747,576

Total investments (Cost $1,451,270,962) 102.1%	$1,363,468,638
Other assets and liabilities, net (2.1%)	(27,790,220)
Total net assets 100.0%	$1,335,678,418

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-22. The value of securities on loan amounted to $21,214,700.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 12-31-22.
4	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2022, by major security category or type:
	Total value at 12-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$1,301,948,352	$1,301,948,352	—	—
Preferred securities	8,987,785	—	—	$8,987,785
Short-term investments	52,532,501	52,532,501	—	—
Total investments in securities	$1,363,468,638	$1,354,480,853	—	$8,987,785
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,179,408	$15,826,228	$293,906,575	$(287,936,823)	$(12,286)	$1,231	$80,686	—	$21,784,925
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.5%	$6,006,683
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.2%	2,981,102
								$8,987,785

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[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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